Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest And Finance Costs
Schedule of Interest and Finance Costs

The amounts in the accompanying Consolidated Statements of Comprehensive Income/(Loss) are analyzed as follows:

	Year ended December 31,
	2021	2022	2023
Interest on long-term debt (Note 8)	$2,628	$3,698	$5,483
Interest on promissory note (Note 3)	335	450	69
Amortization of financing costs	247	303	247
Financing fees and charges	75	(10)	36
Total	$3,285	$4,441	$5,835